Note 9 - Short-term Investments (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	$ 50,000	$ 35,000
Investments in equity instruments designated at fair value through other comprehensive income	$ 100,000	$ 50,000
Galleon Gold Corp. [member]
Statement Line Items [Line Items]
Short-term investments, shares (in shares)	1,000,000